Payden High Income Fund

Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (0%
)
60
Chase Auto Owner Trust , 0.00%, 6/25/30 (a) $ 363
1,600,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (b)(c) 1,132
2,000,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (c) 2,058
80 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (a) 476
Total Asset Backed (Cost - $6,095)
4,029
Bank Loan(d) (4%
)
2,240,299 Albion Financing 3 SARL Term Loan B 1L, (2
mo. Term Secured Overnight Financing Rate +
3.000%), 6.63%, 5/21/31  2,254
1,570,000 Dayforce Bidco LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 6.82%, 2/04/33  1,464
862,006 Digicel International Finance Ltd. Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.500%), 8.23%, 8/06/32  869
1,856,418 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 2.500%), 7.23%, 4/01/30  1,863
1,960,237 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.48%, 2/12/31  1,930
2,075,884 First Student Bidco Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 5.98%, 8/15/30  2,081
5,978,945 Fr Br Holdings LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.98%, 10/09/30  6,001
1,648,804 Journey Personal Care Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.750%), 7.57%, 3/01/28  1,648
4,489,396 Jump Financial LLC Term Loan B1 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.500%), 7.23%, 2/26/32  4,501
3,473,750 Lendingtree Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
7.98%, 8/21/30  3,416
1,773,413 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.07%, 7/01/31  1,648
2,450,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 4.750%),
9.48%, 2/16/32  2,389
1,295,000 Oak-Eagle Acquireco Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 3.50%, 8/04/33  1,304
955,200 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.72%, 8/18/32  959
2,433,924 Sinclair Television Group Inc. Term Loan B7 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 3.100%), 7.98%, 12/31/30  2,120
1,988,763 Sotera Health Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.98%, 5/30/31  1,998
1,400,000 Sword Purchaser LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 7.73%, 4/09/33  1,352
Principal
or Shares Security Description
Value
(000)
3,960,074 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 6.73%, 1/31/31  $ 3,968
970,293 Transdigm Inc. Term Loan K 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.250%),
5.98%, 3/22/30  972
1,473,750 U.S. Silica Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.23%, 7/31/31  1,479
Total Bank Loan (Cost - $44,341)
44,216
Corporate Bond (91%
)
Automotive  (5%)
2,325,000 Adient Global Holdings Ltd. 144A, 7.50%,
2/15/33 (c) 2,401
2,660,000 Adient Global Holdings Ltd. 144A, 8.25%,
4/15/31 (c)(e) 2,768
2,500,000 Allison Transmission Inc. 144A, 3.75%,
1/30/31 (c) 2,320
2,245,000 American Axle & Manufacturing Inc. , 5.00%,
10/01/29 (e) 2,171
4,170,000 American Axle & Manufacturing Inc. 144A,
7.75%, 10/15/33 (c) 4,109
3,630,000 Aston Martin Capital Holdings Ltd. 144A,
10.00%, 3/31/29 (c) 2,044
2,700,000 Clarios Global LP/ Clarios U.S. Finance Co.
144A, 6.75%, 2/15/30 (c) 2,770
1,965,000 Clarios Global LP/ Clarios U.S. Finance Co.
144A, 6.75%, 9/15/32 (c) 1,981
2,920,000 Cooper-Standard Automotive Inc. 144A, 9.25%,
3/01/31 (c) 2,975
3,485,000
Dorman Products Inc. 144A, 6.25%, 6/15/34 (c) 3,499
3,285,000
Forvia SE 144A, 6.75%, 9/15/33 (c) 3,271
3,685,000 Garrett Motion Holdings Inc./Garrett LX I Sarl
144A, 7.75%, 5/31/32 (c) 3,833
1,940,000
Goodyear Tire & Rubber Co. , 5.00%, 7/15/29  1,860
3,050,000
Goodyear Tire & Rubber Co. , 5.25%, 7/15/31  2,712
200,000 IHO Verwaltungs GmbH 144A, 7.38%,
5/15/33 (c) 207
3,655,000 IHO Verwaltungs GmbH 144A, 7.75%,
11/15/30 (c) 3,800
2,750,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (c) 2,722
6,350,000 JB Poindexter & Co. Inc. 144A, 8.75%,
12/15/31 (c) 6,551
5,435,000
Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (c) 5,040
1,310,000
Nissan Motor Co. Ltd. 144A, 7.75%, 7/17/32 (c) 1,354
4,000,000 ZF North America Capital Inc. 144A, 7.13%,
4/14/30 (c) 4,028
62,416
Banking  (2%)
4,210,000 Bank of Montreal , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.452%),
7.70%, 5/26/84 (f) 4,369
3,180,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001%),
6.63% (f)(g) 3,197
2,885,000 Goldman Sachs Group Inc. Z, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.461%), 6.85% (f)(g) 2,922

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,935,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600%), 4.20%, 6/01/32 (c)(f) $ 1,815
4,600,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (f) 4,743
2,165,000 UniCredit SpA 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.750%), 5.46%, 6/30/35 (c)(f) 2,164
19,210
Basic Industry  (13%)
2,020,000 AAR Escrow Issuer LLC 144A, 6.75%,
3/15/29 (c) 2,065
3,070,000 ADI Escrow Issuer LLC 144A, 7.13%,
7/15/34 (c) 3,137
1,300,000 Alcoa Nederland Holding BV 144A, 7.13%,
3/15/31 (c) 1,338
1,500,000
Alumina Pty Ltd. 144A, 6.38%, 9/15/32 (c) 1,511
3,200,000 Artemis Gold Inc. 144A, 5.63%, 2/15/31
CAD (b)(c) 2,321
2,880,000
Avient Corp. 144A, 6.25%, 11/01/31 (c) 2,903
2,595,000
Bombardier Inc. 144A, 6.75%, 6/15/33 (c) 2,676
2,000,000
Bombardier Inc. 144A, 7.00%, 6/01/32 (c) 2,063
1,000,000
Bombardier Inc. 144A, 8.75%, 11/15/30 (c) 1,055
3,115,000 Bond U.S. Bidco 1 Inc./ Bidco 2/ Bidco 3/German
Bidco 1 GmbH/German Bidco 2 144A, 7.13%,
6/15/33 (c) 3,136
4,865,000 Builders FirstSource Inc. 144A, 4.25%,
2/01/32 (c) 4,432
4,035,000 Capstone Copper Corp. 144A, 6.75%,
3/31/33 (c) 4,059
2,110,000 Carpenter Technology Corp. 144A, 5.63%,
3/01/34 (c) 2,083
4,015,000
Celanese U.S. Holdings LLC , 7.38%, 7/15/32  4,204
1,900,000 Century Aluminum Co. 144A, 6.88%,
8/01/32 (c) 1,932
3,320,000
Cleveland-Cliffs Inc. 144A, 6.75%, 4/15/30 (c) 3,344
1,730,000
Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (c) 1,736
2,440,000
Cleveland-Cliffs Inc. 144A, 7.50%, 9/15/31 (c) 2,492
2,000,000
Coeur Mining Inc. 144A, 5.13%, 2/15/29 (c) 1,982
3,315,000
Coeur Mining Inc. 144A, 6.88%, 4/01/32 (c) 3,396
1,980,000
Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (c) 1,980
2,500,000
Element Solutions Inc. 144A, 3.88%, 9/01/28 (c) 2,460
2,625,000 Empire Communities Corp. 144A, 9.75%,
5/01/29 (c) 2,701
2,475,000 EMRLD Borrower LP/Emerald Co.-Issuer Inc.
144A, 6.63%, 12/15/30 (c) 2,519
6,045,000 Energizer Holdings Inc. 144A, 6.00%,
9/15/33 (c) 5,736
1,120,000 Fortescue Treasury Pty Ltd. 144A, 4.38%,
4/01/31 (c) 1,056
1,500,000 Fortescue Treasury Pty Ltd. 144A, 6.13%,
4/15/32 (c) 1,517
4,385,000
Hybar LLC 144A, 7.38%, 7/01/34 (c) 4,407
3,605,000 JW Aluminum Continuous Cast Co. 144A,
10.25%, 4/01/30 (c) 3,765
3,250,000 Kaiser Aluminum Corp. 144A, 4.50%,
6/01/31 (c) 3,074
Principal
or Shares Security Description
Value
(000)
515,000 Kaiser Aluminum Corp. 144A, 5.88%,
3/01/34 (c) $ 503
3,450,000
LGI Homes Inc. 144A, 7.00%, 11/15/32 (c) 3,367
4,455,000 Lsf12 Helix Parent LLC 144A, 7.13%,
2/01/33 (c) 4,373
3,605,000
Manitowoc Co. Inc. 144A, 9.25%, 10/01/31 (c) 3,823
1,895,000
MasTec Inc. 144A, 6.63%, 8/15/29 (c) 1,904
4,375,000 Mcdermott International Ltd. 144A, 10.50%,
7/16/31 (c)(h) 4,378
1,000,000
Mineral Resources Ltd. 144A, 7.00%, 4/01/31 (c) 1,029
2,974,000 Mineral Resources Ltd. 144A, 9.25%,
10/01/28 (c) 3,060
5,385,000 Miter Brands Acquisition Holdco Inc./MIWD
Borrower LLC 144A, 6.75%, 4/01/32 (c) 5,305
3,535,000
Moog Inc. 144A, 5.50%, 10/15/34 (c) 3,429
3,560,000
Novelis Corp. 144A, 6.38%, 8/15/33 (c) 3,556
2,500,000 Olympus Water U.S. Holding Corp. 144A,
6.75%, 8/01/32 (c) 2,435
4,330,000 Quikrete Holdings Inc. 144A, 6.75%,
3/01/33 (c) 4,390
3,100,000 SCIH Salt Holdings Inc. 144A, 4.88%,
5/01/28 (c) 3,102
2,350,000 Solstice Advanced Materials Inc. 144A, 5.63%,
9/30/33 (c) 2,299
7,160,000 Standard Building Solutions Inc. 144A, 5.88%,
3/15/34 (c) 6,883
970,000 Standard Building Solutions Inc. 144A, 6.25%,
8/01/33 (c) 961
1,270,000 Standard Building Solutions Inc. 144A, 6.50%,
8/15/32 (c) 1,274
2,770,000 Standard Industries Inc. 144A, 4.38%,
7/15/30 (c) 2,617
1,000,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (c) 995
1,105,000
Sword Purchaser LLC 144A, 8.25%, 4/15/33 (c) 1,131
1,855,000 Taylor Morrison Communities Inc. 144A, 5.75%,
11/15/32 (c) 1,901
3,240,000
TransDigm Inc. , 4.88%, 5/01/29  3,185
3,450,000
TransDigm Inc. 144A, 6.00%, 1/15/33 (c) 3,454
750,000
TransDigm Inc. 144A, 6.63%, 3/01/32 (c) 763
3,850,000
TransDigm Inc. 144A, 6.75%, 1/31/34 (c) 3,915
600,000
TransDigm Inc. 144A, 6.88%, 12/15/30 (c) 615
2,500,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (c) 2,404
2,990,000 Velocity Vehicle Group LLC 144A, 8.00%,
6/01/29 (c) 2,966
1,160,000
Whirlpool Corp. , 4.60%, 5/15/50  647
161,744
Consumer Goods  (3%)
3,330,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 4.88%,
2/15/30 (c) 3,181
3,015,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.75%,
3/31/34 (c) 2,807
4,065,000
B&G Foods Inc. 144A, 8.00%, 9/15/28 (c) 3,979
1,790,000
Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (c) 1,792

Principal
or Shares Security Description
Value
(000)
2,375,000 Industrial F&B Investments III Inc. 144A,
7.75%, 2/11/33 (c) $ 2,413
1,230,000 KeHE Distributors LLC/ KeHE Finance
Corp./ NextWave Distribution Inc. 144A, 7.13%,
4/30/33 (c) 1,252
5,250,000 KeHE Distributors LLC/ KeHE Finance
Corp./ NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (c) 5,474
1,160,000
Newell Brands Inc. 144A, 8.50%, 6/01/28 (c) 1,211
2,595,000
Post Holdings Inc. 144A, 4.50%, 9/15/31 (c) 2,406
900,000
Post Holdings Inc. 144A, 4.63%, 4/15/30 (c) 868
3,250,000 Primo Water Holdings Inc./Triton Water
Holdings Inc. 144A, 4.38%, 4/30/29 (c) 3,151
4,425,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (c) 4,280
3,970,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (c) 3,995
36,809
Energy  (15%)
2,395,000 AltaGas Ltd. 144A, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.573%), 7.20%, 10/15/54 (c)(f) 2,479
2,760,000 AmeriGas Partners LP/AmeriGas Finance Corp.
144A, 6.88%, 6/01/31 (c) 2,804
1,356,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 9.00%, 11/01/27 (c) 1,439
1,855,000 Azule Energy Finance PLC 144A, 8.13%,
1/23/30 (c) 1,884
1,585,000 Azule Energy Finance PLC 144A, 8.25%,
1/22/31 (c) 1,613
7,195,000 Beusa Investments LLC 144A, 7.00%,
8/01/31 (c) 7,035
3,500,000 BKV Upstream Midstream LLC 144A, 7.50%,
10/15/30 (c) 3,498
2,210,000 Borr IHC Ltd./ Borr Finance LLC 144A, 8.75%,
1/15/32 (c) 2,164
6,305,000 Borr IHC Ltd./ Borr Finance LLC 144A, 9.00%,
1/15/34 (c) 6,180
4,005,000 California Resources Corp. 144A, 7.25%,
1/15/35 (c) 3,959
6,750,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp. 144A, 9.75%, 2/15/31 (c) 7,225
2,185,000
Caturus Energy LLC 144A, 8.50%, 2/15/30 (c) 2,264
610,000 Comstock Resources Inc. 144A, 5.88%,
1/15/30 (c) 575
1,750,000 Constellation Energy Generation LLC , 4.63%,
2/01/29  1,738
2,520,000 Constellation Oil Services Holding SA 144A,
7.70%, 8/03/33 (c) 2,539
1,440,000 Crescent Energy Finance LLC 144A, 7.38%,
1/15/33 (c) 1,448
1,415,000 Crescent Energy Finance LLC 144A, 8.38%,
1/15/34 (c) 1,461
3,425,000
CVR Energy Inc. 144A, 7.50%, 2/15/31 (c) 3,472
3,950,000
CVR Energy Inc. 144A, 7.88%, 2/15/34 (c) 4,017
1,800,000 Eldorado Drilling Bondco Ltd. 144A, 9.13%,
6/24/30 (c)(h) 1,801
6,125,000
EnQuest PLC 144A, 9.88%, 4/30/31 (c) 6,372
2,525,000 FORESEA Holding SA 144A, 7.50%,
6/15/30 (c) 2,509
Principal
or Shares Security Description
Value
(000)
3,315,000 Infinity Natural Resources LLC 144A, 7.63%,
4/01/31 (c) $ 3,309
4,425,000 Jadestone Energy UK PLC 144A, 12.00%,
4/14/31 (c)(h) 4,516
7,914,000 Karoon USA Finance Inc. 144A, 10.50%,
5/14/29 (c)(e) 8,166
3,120,000 Kistos Holdings PLC 144A, 9.88%, 5/18/30 (c)
(h) 3,097
3,200,000 Kodiak Gas Services LLC 144A, 5.88%,
4/01/31 (c) 3,166
3,905,000
Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (c) 3,867
5,010,000
Kosmos Energy Ltd. 144A, 8.75%, 10/01/31 (c) 4,392
5,680,000 Kraken Oil & Gas Partners LLC 144A, 7.13%,
5/15/31 (c) 5,605
3,325,000 Kraken Oil & Gas Partners LLC 144A, 7.63%,
8/15/29 (c) 3,365
4,385,000 Long Ridge Energy LLC 144A, 8.75%,
2/15/32 (c) 4,542
2,470,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.63%,
8/15/34 (c) 2,472
7,018,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (c) 7,038
2,800,000 Neo Next+ Energy Consolidated Holdings Ltd.
144A, 6.63%, 6/11/31 (c)(h) 2,767
6,400,000 Obsidian Energy Ltd. 144A, 8.13%, 12/03/30
CAD (b)(c) 4,718
3,985,000
Oceanica Lux 144A, 11.25%, 5/08/31 (c) 3,998
2,365,500
OHI Group SA 144A, 13.00%, 7/22/29 (c) 2,400
2,740,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (c) 2,685
4,485,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
7.25%, 6/01/34 (c) 4,558
2,325,000 ProPetro Holding Corp. 144A, 3.40%,
11/15/31 (a)(c) 1,945
5,445,000
Saturn Oil & Gas Inc. 144A, 8.50%, 7/30/31 (c) 5,463
6,925,000
Seadrill Finance Ltd. 144A, 6.75%, 7/15/34 (c) 6,672
2,905,000
SESI LLC 144A, 7.88%, 9/30/30 (c) 2,941
4,110,000
SM Energy Co. 144A, 6.63%, 4/15/34 (c) 4,087
6,430,000 Surge Energy Inc. 144A, 8.50%, 9/05/29
CAD (b)(c) 4,793
2,540,000
Talos Production Inc. 144A, 8.00%, 7/15/34 (c) 2,567
4,485,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (c) 4,292
4,300,000 USA Compression Partners LP/USA Compression
Finance Corp. 144A, 6.25%, 10/01/33 (c) 4,234
2,690,000 Validus Energy II Midcon LLC 144A, 8.00%,
8/01/31 (c) 2,680
1,310,000
Vermilion Energy Inc. 144A, 7.25%, 2/15/33 (c) 1,296
6,045,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (c)
(e) 6,280
190,387
Financial  (8%)
5,330,000 Ally Financial Inc. D, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.148%), 7.10% (f)(g) 5,363
4,955,000 Avation Group S Pte Ltd. 144A, 8.50%,
5/15/31 (c)(e) 4,666
3,875,000
Azorra Finance Ltd. 144A, 7.25%, 1/15/31 (c) 3,994

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,685,000 Bread Financial Holdings Inc. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.300%), 8.38%, 6/15/35 (c)(f) $ 1,745
4,040,000 Burford Capital Global Finance LLC 144A,
7.50%, 7/15/33 (c)(e) 3,410
1,575,000 Burford Capital Global Finance LLC 144A,
9.25%, 7/01/31 (c) 1,536
3,930,000 CrossCountry Intermediate HoldCo LLC 144A,
6.50%, 10/01/30 (c) 3,805
4,385,000 First Eagle Holdings Inc. 144A, 7.25%,
8/15/32 (c) 4,442
1,980,000 Fortress Intermediate 3 Inc. 144A, 7.50%,
6/01/31 (c) 2,017
925,000 Freedom Mortgage Holdings LLC 144A, 8.38%,
4/01/32 (c) 930
4,650,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (c) 4,782
1,715,000
goeasy Ltd. 144A, 6.88%, 5/15/30 (c) 1,559
2,235,000
goeasy Ltd. 144A, 6.88%, 2/15/31 (c)(e) 2,001
1,605,000
goeasy Ltd. 144A, 7.63%, 7/01/29 (c) 1,525
2,000,000 Greystar Real Estate Partners LLC 144A, 7.75%,
9/01/30 (c) 2,072
3,785,000 HA Sustainable Infrastructure Capital Inc. , (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.301%), 8.00%, 6/01/56 (f) 3,976
2,695,000 Hightower Holding LLC 144A, 9.13%,
1/31/30 (c) 2,806
1,380,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  1,203
3,650,000 Jefferson Capital Holdings LLC 144A, 6.00%,
8/15/26 (c) 3,651
2,950,000 Jefferson Capital Holdings LLC 144A, 8.25%,
5/15/30 (c) 3,082
1,425,000 Jefferson Capital Holdings LLC 144A, 9.50%,
2/15/29 (c) 1,487
5,860,000
LFS Topco LLC 144A, 8.75%, 7/15/30 (c) 5,851
6,030,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (c) 6,031
2,995,000
Navient Corp. , 5.50%, 3/15/29  2,870
1,105,000
OneMain Finance Corp. , 4.00%, 9/15/30  1,014
1,385,000
OneMain Finance Corp. , 5.38%, 11/15/29  1,354
350,000
OneMain Finance Corp. , 6.63%, 1/15/28  354
1,110,000
OneMain Finance Corp. , 7.13%, 11/15/31  1,126
2,770,000 PennyMac Financial Services Inc. 144A, 4.25%,
2/15/29 (c) 2,627
1,490,000 PennyMac Financial Services Inc. 144A, 6.88%,
2/15/33 (c) 1,415
1,915,000 PennyMac Financial Services Inc. 144A, 7.88%,
12/15/29 (c) 1,967
6,270,000 Phoenix Aviation Capital Ltd. 144A, 9.25%,
7/15/30 (c) 6,497
4,375,000
Synchrony Financial , 7.25%, 2/02/33  4,498
4,945,000
UWM Holdings LLC 144A, 6.63%, 2/01/30 (c) 4,591
4,285,000
WS Escrow LLC 144A, 7.75%, 6/01/33 (c) 4,436
104,683
Healthcare  (5%)
3,710,000
1261229 BC Ltd. 144A, 10.00%, 4/15/32 (c) 3,796
4,220,000 Bausch & Lomb Corp. 144A, 8.38%,
10/01/28 (c) 4,331
Principal
or Shares Security Description
Value
(000)
800,000 Bausch Health Cos. Inc. 144A, 4.88%,
6/01/28 (c) $ 745
1,905,000
BellRing Brands Inc. 144A, 7.00%, 3/15/30 (c) 1,885
4,850,000 CHS/Community Health Systems Inc. 144A,
5.25%, 5/15/30 (c) 4,482
2,720,000 CVS Health Corp. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.886%), 7.00%, 3/10/55 (f) 2,802
2,990,000
DaVita Inc. 144A, 3.75%, 2/15/31 (c) 2,760
2,375,000
DaVita Inc. 144A, 6.75%, 7/15/33 (c) 2,437
2,996,000
Fortrea Holdings Inc. 144A, 7.50%, 7/01/30 (c) 3,053
3,490,000 GENMAB A/S/GENMAB FINANCE LLC
144A, 7.25%, 12/15/33 (c) 3,602
3,120,000
LifePoint Health Inc. 144A, 7.00%, 5/01/34 (c) 2,916
2,370,000
LifePoint Health Inc. 144A, 9.88%, 8/15/30 (c) 2,491
1,000,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 5.13%, 4/30/31 (c) 990
1,390,000 Organon & Co./Organon Foreign Debt Co.-Issuer
BV 144A, 7.88%, 5/15/34 (c) 1,485
2,400,000
Prestige Brands Inc. 144A, 3.75%, 4/01/31 (c) 2,202
3,760,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (c) 3,922
4,370,000
Star Parent Inc. 144A, 9.00%, 10/01/30 (c) 4,594
3,250,000
Tenet Healthcare Corp. , 4.38%, 1/15/30  3,137
3,485,000 Tenet Healthcare Corp. 144A, 5.50%,
11/15/32 (c) 3,434
2,090,000 Tenet Healthcare Corp. 144A, 6.00%,
11/15/33 (c) 2,098
57,162
Insurance  (1%)
2,865,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A, 7.00%, 1/15/31 (c) 2,909
4,060,000 Alliant Holdings Intermediate LLC/Alliant
Holdings Co.-Issuer 144A, 7.38%, 10/01/32 (c) 4,088
1,750,000 Assurant Inc. , (3 mo. LIBOR USD + 4.135%),
7.00%, 3/27/48 (f) 1,771
2,825,000 Asurion LLC/ Asurion Co.-Issuer Inc. 144A,
8.00%, 12/31/32 (c) 2,860
3,365,000 Asurion LLC/ Asurion Co.-Issuer Inc. 144A,
8.38%, 2/01/34 (c) 3,069
3,545,000 Corebridge Financial Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.181%), 6.88% (f)(g) 3,639
18,336
Leisure  (3%)
2,070,000 Caesars Entertainment Inc. 144A, 6.00%,
10/15/32 (c)(e) 1,817
2,335,000
Carnival Corp. Ltd. 144A, 6.13%, 2/15/33 (c) 2,337
1,625,000
Cinemark USA Inc. 144A, 7.00%, 8/01/32 (c) 1,667
3,795,000
Gaia Purchaser Inc. 144A, 7.63%, 7/15/33 (c) 3,809
1,700,000 Kingpin Intermediate Holdings LLC 144A,
7.25%, 10/15/32 (c)(e) 1,384
6,525,000 Marriott Ownership Resorts Inc. 144A, 6.50%,
10/01/33 (c) 6,420
2,975,000
MGM Resorts International , 6.50%, 4/15/32 (e) 2,948
3,335,000
NCL Corp. Ltd. 144A, 6.25%, 9/15/33 (c) 3,172
2,515,000
Polaris Inc. , 5.60%, 3/01/31  2,501

Principal
or Shares Security Description
Value
(000)
918,000
Sabre GLBL Inc. 144A, 10.75%, 11/15/29 (c) $ 884
900,000
Sabre GLBL Inc. 144A, 10.75%, 3/15/30 (c) 863
595,000
Sabre GLBL Inc. 144A, 11.13%, 7/15/30 (c) 573
3,040,000 Six Flags Entertainment Corp./Canada's
Wonderland Co./Millennium Operations LLC
144A, 8.63%, 1/15/32 (c) 3,077
4,245,000
Travel + Leisure Co. 144A, 4.50%, 12/01/29 (c) 4,092
2,595,000
Viking Cruises Ltd. 144A, 5.88%, 10/15/33 (c) 2,571
3,590,000
Wynn Macau Ltd. 144A, 6.75%, 2/15/34 (c) 3,530
41,645
Media  (7%)
4,368,000 AMC Global Media Inc. 144A, 10.50%,
7/15/32 (c) 4,503
2,045,000
Arches Buyer Inc. 144A, 9.00%, 8/15/31 (c) 2,057
4,065,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 2/01/31 (c) 3,602
3,495,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 1/15/34 (c)(e) 2,857
1,660,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 8/15/30 (c) 1,516
1,110,000 CCO Holdings LLC/CCO Holdings Capital
Corp. , 4.50%, 5/01/32  958
4,670,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.50%, 6/01/33 (c)(e) 3,977
3,050,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 3/01/30 (c) 2,852
2,220,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.75%, 2/01/32 (c) 1,942
2,825,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 5.38%, 6/01/29 (c) 2,745
4,095,000 Cogent Communications Group LLC / Cogent
Finance Inc. 144A, 7.00%, 6/15/27 (c)(e) 4,041
2,825,000
Directv Financing LLC 144A, 8.88%, 2/01/30 (c) 2,880
1,380,000
Directv Financing LLC 144A, 8.88%, 2/01/30 (c) 1,402
50,000 Directv Financing LLC/ Directv Financing Co.-
Obligor Inc. 144A, 5.88%, 8/15/27 (c) 50
2,875,000 Directv Financing LLC/ Directv Financing Co-
Obligor Inc. 144A, 9.25%, 6/01/32 (c) 2,945
2,385,000 Directv Financing LLC/ Directv Financing Co-
Obligor Inc. 144A, 10.00%, 2/15/31 (c) 2,494
2,050,000
Discovery Global Holdings Inc. , 4.28%, 3/15/32  1,823
1,750,000
Discovery Global Holdings Inc. , 5.05%, 3/15/42  1,221
775,000
Discovery Global Holdings Inc. , 5.14%, 3/15/52  495
4,650,000
EchoStar Corp. , 10.75%, 11/30/29  5,032
2,200,000 ION Platform Finance U.S. Inc./ION Platform
Finance Sarl 144A, 9.50%, 5/30/29 (c) 2,084
1,435,000 Match Group Holdings II LLC 144A, 3.63%,
10/01/31 (c) 1,282
1,500,000 Match Group Holdings II LLC 144A, 4.63%,
6/01/28 (c) 1,477
4,230,000 McGraw-Hill Education Inc. 144A, 8.00%,
8/01/29 (c) 4,199
4,285,000
Nexstar Media Inc. 144A, 4.75%, 11/01/28 (c) 4,204
1,760,000
Nexstar Media Inc. 144A, 6.50%, 9/15/33 (c) 1,753
1,465,000
Nexstar Media Inc. 144A, 7.25%, 4/15/34 (c) 1,469
3,690,000
Paramount Global , 4.20%, 5/19/32  3,139
3,115,000
Paramount Global , 4.38%, 3/15/43  1,906
Principal
or Shares Security Description
Value
(000)
2,670,000
Paramount Global , 5.85%, 9/01/43  $ 1,894
3,925,000
Rakuten Group Inc. 144A, 9.75%, 4/15/29 (c) 4,263
1,105,000 Sinclair Television Group Inc. 144A, 8.13%,
2/15/33 (c) 1,135
4,985,000
Sirius XM Radio LLC 144A, 3.88%, 9/01/31 (c) 4,501
5,435,000 Univision Communications Inc. 144A, 7.38%,
6/30/30 (c) 5,415
995,000 Univision Communications Inc. 144A, 8.88%,
4/15/33 (c) 964
3,060,000 Versant Media Group Inc. 144A, 7.25%,
1/30/31 (c) 3,157
575,000 Virgin Media Secured Finance PLC 144A,
4.50%, 8/15/30 (c) 473
1,670,000 Virgin Media Secured Finance PLC 144A,
5.50%, 5/15/29 (c) 1,501
94,208
Real Estate  (3%)
1,810,000 Blackstone Mortgage Trust Inc. 144A, 7.75%,
12/01/29 (c) 1,872
4,215,000 Brandywine Operating Partnership LP , 8.88%,
4/12/29  4,421
4,000,000
Iron Mountain Inc. 144A, 4.88%, 9/15/29 (c) 3,905
1,500,000
Iron Mountain Inc. 144A, 5.25%, 3/15/28 (c) 1,495
1,840,000
Iron Mountain Inc. 144A, 6.25%, 1/15/33 (c) 1,848
1,145,000
Iron Mountain Inc. 144A, 6.25%, 1/15/35 (c) 1,132
2,765,000 Ladder Capital Finance Holdings LLLP/Ladder
Capital Finance Corp. 144A, 4.75%, 6/15/29 (c) 2,695
4,520,000 Millrose Properties Inc. 144A, 6.25%,
9/15/32 (c) 4,521
810,000 MPT Operating Partnership LP/MPT Finance
Corp. , 4.63%, 8/01/29  650
3,470,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer 144A,
7.00%, 2/01/30 (c) 3,529
3,290,000
Rithm Capital Corp. 144A, 8.50%, 6/01/31 (c) 3,302
465,000
Service Properties Trust , 8.88%, 6/15/32  478
2,500,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (c) 2,543
2,250,000 Uniti Group LP/ Uniti Group Finance 2019 Inc./
CSL Capital LLC 144A, 4.75%, 4/15/28 (c) 2,243
4,685,000
XHR LP 144A, 4.88%, 6/01/29 (c) 4,568
2,860,000
XHR LP 144A, 6.63%, 5/15/30 (c) 2,925
42,127
Retail  (6%)
2,850,000 1011778 BC ULC/New Red Finance Inc. 144A,
4.00%, 10/15/30 (c) 2,680
2,000,000 1011778 BC ULC/New Red Finance Inc. 144A,
5.63%, 9/15/29 (c) 1,997
2,330,000 Advance Auto Parts Inc. 144A, 7.00%,
8/01/30 (c) 2,389
2,340,000 Advance Auto Parts Inc. 144A, 7.38%,
8/01/33 (c) 2,417
2,100,000
Arko Corp. 144A, 5.13%, 11/15/29 (c) 1,965
2,000,000 Asbury Automotive Group Inc. 144A, 4.63%,
11/15/29 (c) 1,941
4,940,000 Asbury Automotive Group Inc. 144A, 5.00%,
2/15/32 (c) 4,710

Payden Mutual Funds
Payden High Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,000,000 Bath & Body Works Inc. 144A, 6.63%,
10/01/30 (c) $ 1,017
2,775,000
Bath & Body Works Inc. , 6.88%, 11/01/35  2,808
5,015,000 BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (c) 4,856
4,590,000 Champ Acquisition Corp. 144A, 8.38%,
12/01/31 (c) 4,799
2,475,000 Cougar JV Subsidiary LLC 144A, 8.00%,
5/15/32 (c) 2,590
2,040,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (c) 2,004
2,000,000
FirstCash Inc. 144A, 4.63%, 9/01/28 (c) 1,964
1,750,000
FirstCash Inc. 144A, 5.63%, 1/01/30 (c) 1,724
3,125,000
FirstCash Inc. 144A, 6.13%, 5/01/34 (c) 3,082
2,740,000 Group 1 Automotive Inc. 144A, 4.00%,
8/15/28 (c) 2,646
3,220,000
Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (c) 3,087
1,820,000 LCM Investments Holdings II LLC 144A,
8.25%, 8/01/31 (c) 1,897
920,000
Macy's Retail Holdings LLC , 4.30%, 2/15/43  661
466,000 Macy's Retail Holdings LLC 144A, 5.88%,
3/15/30 (c) 463
4,155,000
Men's Wearhouse LLC 144A, 9.00%, 2/01/31 (c) 4,434
565,000
Nordstrom Inc. , 5.00%, 1/15/44  407
3,875,000 PetSmart LLC/PetSmart Finance Corp. 144A,
7.50%, 9/15/32 (c) 3,918
3,000,000 Sally Holdings LLC/Sally Capital Inc. , 6.75%,
4/01/32  3,059
4,790,000 Sonic Automotive Inc. 144A, 4.88%,
11/15/31 (c) 4,578
4,395,000 Victra Holdings LLC/ Victra Finance Corp. 144A,
8.75%, 9/15/29 (c) 4,479
72,572
Service  (4%)
2,150,000
ADT Security Corp. 144A, 4.13%, 8/01/29 (c) 2,061
3,715,000
ADT Security Corp. 144A, 5.88%, 10/15/33 (c) 3,605
3,095,000 Alta Equipment Group Inc. 144A, 9.00%,
6/01/29 (c)(e) 2,968
3,020,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 8.00%, 2/15/31 (c)(e) 3,018
1,690,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 8.25%, 1/15/30 (c) 1,716
1,135,000
Block Inc. 144A, 5.63%, 8/15/30 (c) 1,130
3,495,000
Carriage Services Inc. 144A, 4.25%, 5/15/29 (c) 3,316
4,220,000
Cimpress PLC 144A, 7.38%, 9/15/32 (c) 4,237
4,075,000 Clear Channel Outdoor Holdings Inc. 144A,
7.88%, 4/01/30 (c) 4,235
4,935,000
Deluxe Corp. 144A, 8.13%, 9/15/29 (c) 5,117
830,000
Herc Holdings Inc. 144A, 5.75%, 3/15/31 (c) 822
1,620,000
Herc Holdings Inc. 144A, 7.25%, 6/15/33 (c) 1,673
1,100,000 ION Platform Finance U.S. Inc. 144A, 7.88%,
9/30/32 (c) 873
2,000,000
Madison IAQ LLC 144A, 5.88%, 6/30/29 (c) 2,001
2,600,000 Neptune Bidco U.S. Inc. 144A, 9.29%,
4/15/29 (c) 2,651
1,355,000 Neptune Bidco U.S. Inc. 144A, 9.50%,
2/15/33 (c) 1,382
Principal
or Shares Security Description
Value
(000)
1,440,000 Neptune Bidco U.S. Inc. 144A, 10.38%,
5/15/31 (c) $ 1,509
4,515,000
PROG Holdings Inc. 144A, 6.00%, 11/15/29 (c) 4,416
425,000 Sabre Financial Borrower LLC 144A, 11.13%,
6/15/29 (c) 448
2,000,000 United Rentals North America Inc. , 3.88%,
2/15/31  1,871
1,145,000 Williams Scotsman Inc. 144A, 6.63%,
6/15/29 (c) 1,165
50,214
Technology  (3%)
2,025,000 Cloud Software Group LLC 144A, 6.63%,
8/15/33 (c) 1,767
2,320,000 Cloud Software Group LLC 144A, 8.25%,
6/30/32 (c) 2,197
750,000 Cloud Software Group LLC 144A, 9.00%,
9/30/29 (c) 736
3,385,000 Consensus Cloud Solutions Inc. 144A, 6.50%,
10/15/28 (c) 3,391
2,785,000
CoreWeave Inc. 144A, 9.00%, 2/01/31 (c) 2,517
2,700,000
CoreWeave Inc. 144A, 9.25%, 6/01/30 (c) 2,526
1,520,000
CoreWeave Inc. 144A, 9.75%, 10/01/31 (c) 1,381
2,600,000
Diebold Nixdorf Inc. 144A, 7.75%, 3/31/30 (c) 2,706
6,705,000
Fair Isaac Corp. 144A, 6.25%, 9/15/34 (c) 6,482
2,215,000
Kioxia Holdings Corp. 144A, 6.63%, 7/24/33 (c) 2,290
1,025,000 OAK-Eagle Acquireco Inc. 144A, 7.25%,
7/01/33 (c) 1,063
1,650,000 OAK-Eagle Acquireco Inc. 144A, 8.75%,
7/01/34 (c) 1,739
3,285,000 Open Text Holdings Inc. 144A, 4.13%,
12/01/31 (c) 2,900
2,850,000
Qnity Electronics Inc. 144A, 6.25%, 8/15/33 (c) 2,867
1,660,000
Rocket Software Inc. 144A, 9.00%, 11/28/28 (c) 1,644
4,175,000
UKG Inc. 144A, 6.88%, 2/01/31 (c) 4,093
40,299
Telecommunication  (7%)
4,750,000 APLD ComputeCo 3 LLC 144A, 7.00%,
6/15/31 (c) 4,638
6,305,000 APLD ComputeCo LLC 144A, 9.25%,
12/15/30 (c) 6,706
1,940,000 Black Pearl Compute LLC 144A, 6.13%,
2/15/31 (c) 1,939
3,275,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (c) 3,332
1,390,000
Cipher Compute LLC 144A, 7.13%, 11/15/30 (c) 1,420
2,550,000 Digicel International Finance Ltd./ Difl U.S. LLC
144A, 8.63%, 8/01/32 (c) 2,635
6,620,000
Edged Compute LLC 144A, 7.50%, 4/30/31 (c) 6,284
2,895,000 ELK Grove Village Property LLC 144A, 7.50%,
6/15/31 (c) 2,792
3,858,000
Fibercop SpA 2033 144A, 6.38%, 11/15/33 (c) 3,799
1,990,000
Flash Compute LLC 144A, 7.25%, 12/31/30 (c) 2,012
3,045,000 Galaxy Helios Data Centers II LLC 144A,
9.88%, 8/01/31 (c) 3,056
4,685,000
Level 3 Financing Inc. 144A, 7.00%, 3/31/34 (c) 4,769
1,500,000
Level 3 Financing Inc. 144A, 7.50%, 2/15/37 (c) 1,491
3,985,000
Level 3 Financing Inc. 144A, 8.50%, 1/15/36 (c) 4,149

Principal
or Shares Security Description
Value
(000)
2,560,000 Meridian Arc Holdco LLC 144A, 6.25%,
4/30/31 (c) $ 2,462
1,670,000 Millicom International Cellular SA 144A,
4.50%, 4/27/31 (c) 1,535
6,325,000 PR RNO Property Owner 1 LLC 144A, 6.50%,
5/01/31 (c) 5,964
2,565,000 Rogers Communications Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.653%), 7.00%, 4/15/55 (f) 2,582
3,400,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (c) 3,362
5,180,000
Stagwell Global LLC 144A, 5.63%, 8/15/29 (c) 5,042
3,455,000 SV RNO Property Owner 1 LLC 144A, 5.88%,
3/01/31 (c) 3,213
432,000
Telecom Italia Capital SA , 6.38%, 11/15/33  445
3,015,000 Uniti Group LP/ Uniti Group Finance 2019 Inc./
CSL Capital LLC Feb 144A, 8.63%, 6/15/32 (c) 3,082
3,620,000 Vmed O2 UK Financing I PLC 144A, 4.25%,
1/31/31 (c) 2,885
2,975,000 Windstream Services LLC/Windstream Escrow
Finance Corp. 144A, 8.25%, 10/01/31 (c) 3,099
1,345,000
Yondr JK 1 LLC 144A, 6.88%, 6/30/31 (c) 1,282
83,975
Transportation  (1%)
760,000
American Airlines Inc. 144A, 7.25%, 2/15/28 (c) 767
3,320,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (c) 3,305
830,000 First Student Bidco Inc./First Transit Parent Inc.
144A, 4.00%, 7/31/29 (c) 797
1,545,000 JetBlue Airways Corp./JetBlue Loyalty LP 144A,
9.88%, 9/20/31 (c) 1,346
2,600,000 WestJet An Alberta Partnership 144A, 8.00%,
2/14/31 (c) 2,563
2,635,000
XPO Inc. 144A, 7.13%, 2/01/32 (c) 2,719
11,497
Utility  (5%)
2,815,000
Alpha Generation LLC 144A, 6.25%, 1/15/34 (c) 2,752
2,330,000 Alpha Generation LLC 144A, 6.75%,
10/15/32 (c) 2,352
6,495,000 California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC 144A, 6.38%, 2/15/32 (c) 6,409
2,500,000 Clearway Energy Operating LLC 144A, 4.75%,
3/15/28 (c) 2,468
2,755,000 Clearway Energy Operating LLC 144A, 5.75%,
1/15/34 (c) 2,658
2,370,000 Delek Logistics Partners LP/ Delek Logistics
Finance Corp. 144A, 6.88%, 6/01/34 (c) 2,382
2,065,000 Delek Logistics Partners LP/ Delek Logistics
Finance Corp. 144A, 7.38%, 6/30/33 (c) 2,113
2,750,000 Evergy Inc. , (5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 2.558%), 6.65%,
6/01/55 (f) 2,790
2,500,000
NRG Energy Inc. 144A, 3.38%, 2/15/29 (c) 2,380
1,145,000
NRG Energy Inc. 144A, 5.75%, 1/15/34 (c) 1,116
1,880,000
NRG Energy Inc. 144A, 6.25%, 11/01/34 (c) 1,876
1,500,000
PG&E Corp. , 5.00%, 7/01/28  1,487
Principal
or Shares Security Description
Value
(000)
5,365,000 Talen Energy Supply LLC 144A, 6.50%,
2/01/36 (c) $ 5,301
2,425,000
TransAlta Corp. , 5.88%, 2/01/34  2,365
3,905,000 TransMontaigne Partners LLC 144A, 8.50%,
6/15/30 (c) 3,995
4,270,000 TXNM Energy Inc. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.254%), 7.00%, 7/31/56 (c)(f) 4,295
3,330,000 Venture Global LNG Inc. 144A, 6.63%,
6/15/36 (c) 3,266
7,440,000 Venture Global LNG Inc. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.440%), 9.00% (c)(f)(g) 7,415
2,250,000 Vistra Operations Co. LLC 144A, 7.75%,
10/15/31 (c) 2,347
3,275,000 XPLR Infrastructure Operating Partners LP
144A, 8.38%, 1/15/31 (c) 3,482
63,249
Total Corporate Bond (Cost - $1,156,357)
1,150,533
Mortgage Backed (1%
)
3,518,416 Connecticut Avenue Securities Trust 2019-HRP1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364%), 12.98%,
11/25/39 (c)(f) 3,604
1,767,456 STACR Trust 2018-HRP1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864%), 15.48%, 5/25/43 (c)(f) 2,048
1,550,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 14.23%, 2/25/47 (c)(f) 1,846
Total Mortgage Backed (Cost - $6,836)
7,498
Investment Company (6%
)
78,925,422 Payden Cash Reserves Money Market Fund *
(Cost - $78,925)
78,925
Total Investments (Cost - $1,292,554) (102%)
1,285,201
Liabilities in excess of Other Assets (-2%)
(21,036)
Net Assets (100%) $ 1,264,165
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026. The stated maturity is subject to prepayments.
(e) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $33,362 and the total market value of the collateral held by the Fund is $34,923. Amounts in 000s.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(g) Perpetual security with no stated maturity date.
(h) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Payden Mutual Funds
Payden High Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
EUR 2,009
USD  2,301 HSBC Bank USA, N.A. 09/16/2026 $ 20
USD 13,321
CAD  18,579 BNP PARIBAS 09/16/2026 40
USD 2,323
EUR  2,009 HSBC Bank USA, N.A. 09/16/2026 2

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 285 Sep-26 $ 30,780 $ (396) $ (396)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually,
Receive Variable 2.059% (ESTRON) Annually 04/30/2028 EUR 3,500 $(2) $4 $(6)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay
Variable 3.626% (SOFRRATE) Annually 04/30/2028 USD 3,630 (8) 2 (10)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 2.043% (ESTRON) Annually 04/15/2029 EUR 2,000 – – –
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually,
Receive Variable 2.186% (ESTRON) Annually 06/30/2029 EUR 3,000 6 3 3
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay
Variable 3.622% (SOFRRATE) Annually 06/30/2029 USD 3,130 (21) 2 (23)
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay
Variable 3.634% (SOFRRATE) Annually 04/15/2029 USD 2,080 (12) – (12)
$(37) $11 $(48)